INTERIM CONDENSED CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015
Revenues:
Products	$ 6,048	$ 5,753	$ 11,555	$ 11,535	$ 22,266
Services	10,166	9,738	19,485	19,368	38,301
Total revenues	16,214	15,491	31,040	30,903	60,567
Cost of revenues:
Products	3,782	3,583	7,178	6,906	13,435
Services	4,702	4,673	8,774	9,372	17,879
Total cost of revenues	8,484	8,256	15,952	16,278	31,314
Gross profit	7,730	7,235	15,088	14,625	29,253
Operating expenses:
Research and development	919	824	1,824	1,718	3,409
Selling and marketing	2,968	2,640	5,615	5,079	10,468
General and administrative	2,093	2,220	4,227	4,391	9,278
Amortization of intangible assets	105	140	195	292	538
Impairment of intangible and tangible assets	0	0	0	0	917
Total operating expenses	6,085	5,824	11,861	11,480	24,610
Operating income	1,645	1,411	3,227	3,145	4,643
Financial expenses (income), net	323	147	243	(221)	63
Other expenses (income), net	2	13	(4)	13	10
Income before taxes on income	1,320	1,251	2,988	3,353	4,570
Taxes on income	276	309	854	645	1,307
Net income from continuing operations	1,044	942	2,134	2,708	3,263
Net income (loss) from discontinued operations, net	(168)	(41)	154	57	535
Net income	876	901	2,288	2,765	3,798
Profit (loss) from continuing operations attributable to:
Pointer Telocation Ltd's shareholders	1,037	1,004	2,123	2,765	3,338
Non-controlling interests	7	(62)	11	(57)	(75)
Profit (loss) from continuing operations	1,044	942	2,134	2,708	3,263
Profit (loss) from discontinued operations attributable to:
Pointer Telocation Ltd's shareholders	(175)	(1)	120	103	607
Non-controlling interests	7	(40)	34	(46)	(72)
Net income (loss) from discontinued operations, net	$ (168)	$ (41)	$ 154	$ 57	$ 535
Earnings per share from continuing operations attributable to Pointer Telocation Ltd's shareholders:
Basic net earnings per share (in dollars per share)	$ 0.13	$ 0.13	$ 0.27	$ 0.36	$ 0.43
Diluted net earnings per share (in dollars per share)	$ 0.13	$ 0.13	$ 0.27	$ 0.35	$ 0.42
Weighted average -Basic number of shares (in shares)	7,789,365	7,701,317	7,787,009	7,695,000	7,725,246
Weighted average - fully diluted number of shares (in shares)	7,934,321	7,957,222	7,924,421	7,961,010	7,938,489